17 Property, Plant and Equipment (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Depreciation		R$ (665,182)		R$ (389,312)
Property, Plant and Equipment, Impairment		(117,744)		(14,162)
Projects [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost		4,712,644
Property, Plant and Equipment, Depreciation		(188,893)
Property, Plant and Equipment, Impairment		(1,083,438)
Property, Plant and Equipment, Value in use		3,440,313		4,712,644
Projects [Member] | HPP Colider [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost		2,473,886
Property, Plant and Equipment, Depreciation		(75,917)
Property, Plant and Equipment, Impairment		(777,294)
Property, Plant and Equipment, Value in use		1,620,675		2,473,886
Projects [Member] | Wind Power Complex Cutia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost		1,253,371
Property, Plant and Equipment, Depreciation		(59,214)
Property, Plant and Equipment, Impairment		(54,104)
Property, Plant and Equipment, Value in use		1,140,053		1,253,371
Projects [Member] | Power Plants In Parana [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost		970,923
Property, Plant and Equipment, Depreciation		(53,762)
Property, Plant and Equipment, Impairment		(237,576)
Property, Plant and Equipment, Value in use		679,585		970,923
In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Depreciation
Property, Plant and Equipment, Impairment		24,689		(12,665)
In Progress [Member] | HPP Colider [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Impairment		482		48,244
In Progress [Member] | Wind Power Complex Cutia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Impairment		373		(56,635)
In Progress [Member] | Consorcio Tapajos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	[1]	14,464
Property, Plant and Equipment, Depreciation	[1]
Property, Plant and Equipment, Impairment			[1]
Property, Plant and Equipment, Value in use	[1]			14,464
In Progress [Member] | Power Plants In Parana [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Impairment		R$ 21,085		R$ 9,336

[1]	Project under development